EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 96,787	$ 88,526	$ 75,063
Denominator for basic earnings per share - weighted average shares	61,529,460	61,206,093	61,062,657
Effect of dilutive securities -
Employee stock awards	581,329	729,335	670,282
Warrants	60,801	49,994	114,608
Denominator for diluted earnings per share - adjusted weighted average shares	62,171,590	61,985,422	61,847,547
Basic	$ 1.57	$ 1.45	$ 1.23
Diluted	$ 1.56	$ 1.43	$ 1.21